BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 55.9%
BBCMS Mortgage Trust, 2019-BWAY D (1 mo. USD LIBOR + 2.160%)	2.286%	11/15/34	3,900,000	$3,814,986	(b)(c)
CD Mortgage Trust, 2016-CD2 C	4.023%	11/10/49	7,415,000	7,708,260	(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.151%	4/10/48	6,424,000	6,897,986	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (1 mo. USD LIBOR + 5.250%)	5.380%	1/25/50	6,885,000	6,675,869	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 B2 (1 mo. USD LIBOR + 4.800%)	4.930%	2/25/50	3,700,000	3,475,216	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.882%	10/25/50	3,265,000	3,440,005	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	5.732%	12/25/50	1,640,000	1,722,393	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	2.729%	1/25/51	3,435,000	3,457,590	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	4.829%	1/25/51	3,680,000	3,725,585	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.880%	9/25/48	6,299,000	6,598,233	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.130%	10/25/48	2,125,000	2,470,019	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.880%	4/25/43	3,775,000	3,866,321	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B2 (30 Day Average SOFR + 7.400%)	7.482%	11/25/50	3,140,000	3,481,621	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.280%	10/25/30	3,829,216		$3,821,940	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.380%	1/25/31	3,234,000		3,404,935	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	4.480%	7/25/31	4,920,000		5,137,649	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	4.280%	8/25/31	5,325,000		5,510,924	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.230%	7/25/39	6,155,000		6,314,108	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.530%	10/25/39	9,900,000		9,881,061	(b)(c)
FREMF Mortgage Trust, 2017-K61 C	3.684%	12/25/49	9,247,000		9,994,588	(b)(c)
FREMF Mortgage Trust, 2017-K63 C	3.872%	2/25/50	1,865,000		2,020,359	(b)(c)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	8,300,000	EUR	5,237,249	(c)(d)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	8,800,000	EUR	5,008,788	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.197%	11/15/45	5,375,000		5,790,596	(c)
MTRO Commercial Mortgage Trust, 2019-TECH E (1 mo. USD LIBOR + 2.050%)	2.177%	12/15/33	4,090,000		3,999,910	(b)(c)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	3.880%	3/25/50	2,000,000		2,106,272	(b)(c)
SFAVE Commercial Mortgage Securities Trust, 2015-5AVE D	4.388%	1/5/43	5,625,000		4,419,616	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $129,096,795)					129,982,079

CORPORATE BONDS & NOTES - 23.8%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	3,190,000		3,281,106	(d)

CONSUMER DISCRETIONARY - 5.7%
Automobiles - 1.0%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,110,000		2,331,339	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 2.4%
Marriott International Inc., Senior Notes	4.625%	6/15/30	990,000	$1,134,221
Scientific Games International Inc., Senior Notes	8.250%	3/15/26	4,090,000	4,331,678	(b)

Total Hotels, Restaurants & Leisure				5,465,899

Internet & Direct Marketing Retail - 0.9%
JD.com Inc., Senior Notes	3.375%	1/14/30	2,000,000	2,173,273

Specialty Retail - 1.4%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	3,125,000	3,224,610	(d)

TOTAL CONSUMER DISCRETIONARY				13,195,121

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	2,640,000	2,950,860
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	4,635,000	4,583,806

TOTAL ENERGY				7,534,666

FINANCIALS - 1.6%
Banks - 1.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	1,305,000	1,387,372	(b)(c)(e)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	2,300,000	2,347,426	(b)(c)(e)

TOTAL FINANCIALS				3,734,798

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	2,025,000	2,269,367

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	5.150%	5/1/30	2,875,000	3,417,694

Airlines - 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	900,000	962,078	(b)

Machinery - 0.9%
HTA Group Ltd., Senior Notes	7.000%	12/18/25	1,975,000	2,117,694	(d)

TOTAL INDUSTRIALS				6,497,466

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 2.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,500,000	4,851,877	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd., Senior Notes	4.875%	5/12/30	915,000	$1,083,870

TOTAL INFORMATION TECHNOLOGY				5,935,747

MATERIALS - 5.0%
Chemicals - 0.9%
Braskem Netherlands Finance BV, Senior Notes (8.500% to 1/23/26 then 5 year Treasury Constant Maturity Rate + 8.220%)	8.500%	1/23/81	1,995,000	2,208,485	(c)(d)

Metals & Mining - 4.1%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,420,000	3,498,335	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,665,000	2,878,013	(b)
United States Steel Corp., Senior Secured Notes	12.000%	6/1/25	2,695,000	3,130,270	(b)

Total Metals & Mining				9,506,618

TOTAL MATERIALS				11,715,103

UTILITIES - 0.6%
Electric Utilities - 0.6%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000	1,289,047	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $52,611,284)				55,452,421

			SHARES
COMMON STOCKS - 5.8%
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
BP PLC, ADR			110,900	2,464,198
Canadian Natural Resources Ltd.			97,600	2,203,808
Chevron Corp.			24,700	2,104,440
TOTAL SE, ADR			51,500	2,167,120

TOTAL ENERGY				8,939,566

FINANCIALS - 2.0%
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management Inc.			560,000	4,547,200

TOTAL COMMON STOCKS (Cost - $13,363,028)				13,486,766

			FACE AMOUNT†
ASSET-BACKED SECURITIES - 4.4%
Anchorage Capital CLO Ltd., 2013-1A DR (3 mo. USD LIBOR + 6.800%)	7.025%	10/13/30	1,635,000	1,643,598	(b)(c)
Atrium XIV LLC, 14A E (3 mo. USD LIBOR + 5.650%)	5.873%	8/23/30	1,635,000	1,630,268	(b)(c)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Madison Park Funding XXIII Ltd., 2017-23A E (3 mo. USD LIBOR + 6.250%)	6.463%	7/27/30	2,045,000	$2,055,532	(b)(c)
Progress Residential Trust, 2017-SFR1 F	5.350%	8/17/34	1,960,000	2,003,796	(b)
Progress Residential Trust, 2018-SFR1 F	4.778%	3/17/35	2,959,000	2,982,414	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $10,220,335)				10,315,608

CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 2.1%
Media - 2.1%
DISH Network Corp., Senior Notes (Cost - $5,180,329)	3.375%	8/15/26	5,340,000	4,937,324

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $210,471,771)				214,174,198

			SHARES
SHORT-TERM INVESTMENTS - 5.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $13,159,308)	0.026%		13,159,308	13,159,308

TOTAL INVESTMENTS - 97.7% (Cost - $223,631,079)				227,333,506
Other Assets in Excess of Liabilities - 2.3%				5,389,243

TOTAL NET ASSETS - 100.0%				$232,722,749

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	42	3/21	$8,702,606	$8,598,187	$104,419

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	3,020,000	USD	2,141,240	Goldman Sachs Group Inc.	2/2/21	$28,914
NZD	3,200,000	USD	2,258,378	Goldman Sachs Group Inc.	2/2/21	41,124
USD	4,497,079	NZD	6,220,000	National Australia Bank Ltd.	2/2/21	27,422
MXN	43,200,000	USD	2,169,737	Barclays Bank PLC	2/3/21	(63,469)
USD	3,412,868	MXN	69,300,000	Citibank N.A.	2/3/21	34,064
MXN	44,100,000	USD	2,179,506	Goldman Sachs Group Inc.	2/3/21	(29,358)
USD	3,085,464	MXN	62,000,000	Goldman Sachs Group Inc.	2/3/21	62,580
MXN	44,000,000	USD	2,195,841	HSBC Securities Inc.	2/3/21	(50,568)
USD	2,288,294	CAD	2,940,000	Goldman Sachs Group Inc.	2/5/21	(10,862)
CAD	5,460,000	USD	4,289,161	JPMorgan Chase & Co.	2/5/21	(19,300)
USD	1,982,465	CAD	2,520,000	JPMorgan Chase & Co.	2/5/21	11,760
RUB	161,400,000	USD	2,176,669	Citibank N.A.	2/24/21	(49,991)
RUB	162,500,000	USD	2,182,380	Citibank N.A.	2/24/21	(41,207)
RUB	165,800,000	USD	2,199,697	Citibank N.A.	2/24/21	(15,043)
USD	3,014,949	RUB	227,900,000	Citibank N.A.	2/24/21	12,037
GBP	8,220,000	USD	10,963,672	Citibank N.A.	3/8/21	301,203
USD	10,865,525	GBP	8,220,000	JPMorgan Chase & Co.	3/8/21	(399,350)
NOK	38,400,000	USD	4,379,018	Barclays Bank PLC	3/9/21	103,909
USD	2,185,079	NOK	18,700,000	JPMorgan Chase & Co.	3/9/21	1,987
CNH	28,600,000	USD	4,358,469	Goldman Sachs Group Inc.	3/16/21	62,349
USD	2,092,106	CNH	13,600,000	Goldman Sachs Group Inc.	3/16/21	(10,101)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,532,877	EUR	10,210,000	Citibank N.A.	4/12/21	$121,744
EUR	2,550,000	USD	3,099,827	Morgan Stanley & Co. Inc.	4/12/21	(82)
MYR	17,890,000	USD	4,408,033	Barclays Bank PLC	4/13/21	6,644
USD	2,093,596	MYR	8,500,000	Barclays Bank PLC	4/13/21	(3,931)
BRL	22,650,000	USD	4,119,680	HSBC Securities Inc.	4/14/21	11,077
USD	1,895,559	BRL	10,200,000	HSBC Securities Inc.	4/14/21	35,350
PLN	17,210,000	USD	4,618,522	Citibank N.A.	4/27/21	6,470
USD	2,299,457	PLN	8,600,000	Citibank N.A.	4/27/21	(11,695)
NZD	3,190,000	USD	2,306,593	National Australia Bank Ltd.	5/3/21	(14,233)
MXN	69,300,000	USD	3,374,890	Citibank N.A.	5/13/21	(31,767)
CAD	2,940,000	USD	2,288,828	Goldman Sachs Group Inc.	5/14/21	10,673

Total						$128,350

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

At January 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$11,137,000	6/20/22	1.014%	5.000% quarterly	$618,124	$607,994	$10,130

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$11,780,000	6/20/21	0.453%	5.000% quarterly	$210,836	$162,153	$48,683
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	11,000,000	6/20/22	0.597%	5.000% quarterly	676,747	655,445	21,302
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	0.548%	1.000% quarterly	20,738	(68,816)	89,554
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	6,115,000	12/20/22	0.628%	1.000% quarterly	43,105	(99,172)	142,277

Total	$43,312,000				$1,569,550	$1,257,604	$311,946

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$129,982,079	—	$129,982,079
Corporate Bonds & Notes	—	55,452,421	—	55,452,421
Common Stocks	$13,486,766	—	—	13,486,766
Asset-Backed Securities	—	10,315,608	—	10,315,608
Convertible Bonds & Notes	—	4,937,324	—	4,937,324

Total Long-Term Investments	13,486,766	200,687,432	—	214,174,198

Short-Term Investments†	13,159,308	—	—	13,159,308

Total Investments	$26,646,074	$200,687,432	—	$227,333,506

Other Financial Instruments:
Futures Contracts	$104,419	—	—	$104,419
Forward Foreign Currency Contracts	—	$879,307	—	879,307
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	1,569,550	—	1,569,550

Total Other Financial Instruments	$104,419	$2,448,857	—	$2,553,276

Total	$26,750,493	$203,136,289	—	$229,886,782

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$750,957	—	$750,957

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

12